STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Equity [Abstract]
SCHEDULE OF ASSUMPTIONS USED
Expected volatility	618.01%
Weighted-average volatility	618.01%
Expected dividends	0%
Expected term (in years)	4.0
Risk-free rate	0.68%

Expected volatility	618.01% - 21,779.77%
Weighted-average volatility	618.01% - 21,779.77%
Expected dividends	0%
Expected term (in years)	4.0 - 5.0
Risk-free rate	0.56% - 2.52%

SCHEDULE OF COMMON STOCK PURCHASE WARRANTS OUTSTANDING

The following table sets forth Common Stock purchase warrants outstanding at December 31, 2021:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2021	25,718,971	$0.20	$-
Warrants issued	919,106	0.20	-
Warrants forfeited	-	-	-
Outstanding, December 31, 2021	26,638,077	$0.20	$-

Common stock issuable upon exercise of warrants	26,638,077	$0.20	$-

The following table sets forth Common Stock purchase warrants outstanding at June 30, 2021:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2020	37,390,452	$0.50	$-
Warrants issued	25,718,971	0.20	-
Warrants exchanged	(37,390,452)	(0.50)	-
Outstanding, June 30, 2021	25,718,971	$0.20	$-

Common stock issuable upon exercise of warrants	25,718,971	$0.20	$-

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2019	4,985,394	$0.50	$-
Warrants earned	32,405,058	0.50	-
Warrants forfeited	-	-	-
Outstanding, June 30, 2020	37,390,452	$0.50	$-

Common stock issuable upon exercise of warrants	37,390,452	$0.50	$-

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE BY EXERCISE PRICE RANGE

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2021	Weighted Average Exercise Price
$0.20	26,638,077	3.34	$0.20	26,638,077	$0.20
	26,638,077	3.34	$0.20	26,638,077	$0.20

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at June 30, 2021	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2021	Weighted Average Exercise Price
$0.20	25,718,971	3.83	$0.20	25,718,971	$0.20
	25,718,971	3.83	$0.20	25,718,971	$0.20

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at June 30, 2020	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2020	Weighted Average Exercise Price
$0.50	37,390,452	4.30	$0.50	37,390,452	$0.50
	37,390,452	4.30	$0.50	37,390,452	$0.50